Cover	Mar. 12, 2021	Mar. 11, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Mar. 11, 2021
Entity File Number		333-43005-01
Entity Registrant Name		PARK OHIO INDUSTRIES INC/OH
Entity Incorporation, State or Country Code		OH
Entity Tax Identification Number		34-6520107
Entity Address, Address Line One	6065 Parkland Boulevard,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124
City Area Code		(440)
Local Phone Number		947-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001068148
Amendment Flag		false
Document Information [Line Items]
Document Period End Date		Mar. 11, 2021